Revolving Credit Facility (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Revolving Credit Facility
Schedule of revolver balance

($in thousands)	March 31, 2024	June 30, 2023
White Oak Revolving Credit Facility Outstanding Balance	$81,079	$—
Less: Deferred Finance Costs	(3,743)	—
Revolving Credit Facility, Net	$77,336	$—

($ in thousands)	March 31, 2024	June 30, 2023
Bank of America Revolving Credit Outstanding Balance	$—	$133,323
Less: Deferred Finance Costs	—	(42)
Revolving Credit, Net	$—	$133,281

($ in thousands)	June 30, 2023	June 30, 2022
Outstanding Balance	$133,323	$136,176
Less: Deferred Finance Costs	(42)	(208)
Revolving Credit Facility, Net	$133,281	$135,968